5. Goodwill and Intangible Assets, Net (Sept. 2017) (Details - Amortization expense) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Amortization expense			$ 43,771	$ 57,763	$ 76,356	$ 69,453
Trademarks, Product Masters and Other Intangible Assets [Member]
Amortization expense	$ 12,756	$ 19,448	$ 43,771	$ 57,763